Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	¥ 1,159,639	$ 176,995	¥ 1,221,460	¥ 986,754
Cost of revenues	(178,947)	(27,313)	(189,128)	(186,027)
Gross profit	980,692	149,682	1,032,332	800,727
Operating expenses
Research and development	(23,769)	(3,628)	(21,109)	(14,688)
Sales and marketing	(237,691)	(36,279)	(261,958)	(235,062)
General and administrative	(174,362)	(26,613)	(190,232)	(169,320)
Total operating expenses	(435,822)	(66,520)	(473,299)	(419,070)
Operating income	544,870	83,162	559,033	381,657
Other (expenses)/income, net
Interest income	30,899	4,716	25,359	25,320
Foreign currency exchange (losses)/ gains	155	24	(303)	(62)
Change in fair value of equity securities	25,385	3,875	(13,172)	(57,125)
Dividend income	1,281	196	507	976
Others	8,161	1,246	7,388	5,695
Total other (expenses)/income, net	65,881	10,057	19,779	(25,196)
Income before income tax	610,751	93,219	578,812	356,461
Income tax expense	(94,546)	(14,431)	(101,084)	(61,260)
Net income	516,205	78,788	477,728	295,201
Net income attributable to non-controlling interests	(7,958)	(1,215)	(7,011)	(4,077)
Net income attributable to Global Cord Blood Corporation's shareholders	¥ 508,247	$ 77,573	¥ 470,717	¥ 291,124
Earnings per share:
Basic | (per share)	¥ 4.18	$ 0.64	¥ 3.87	¥ 2.40
Diluted | (per share)	¥ 4.18	$ 0.64	¥ 3.87	¥ 2.40
Other comprehensive income/(losses), net of nil income taxes
Foreign currency translation adjustments	¥ (8,516)	$ (1,300)	¥ (5,925)	¥ 28,232
Comprehensive income	507,689	77,488	471,803	323,433
Comprehensive income attributable to non-controlling interests	(7,958)	(1,215)	(7,011)	(4,077)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	¥ 499,731	$ 76,273	¥ 464,792	¥ 319,356